Transamerica Life Insurance Company
Administrative Office:
PO Box 9008
Clearwater, FL  33758-9008



October 6, 2008





VIA EDGARLINK

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

         Re:      Transamerica Life Insurance Company
                  Separate Account VUL-6
                  Initial Registration Statement on Form N-6
                  (File Nos. 333-153764/811-10557)


Commissioners:

         On behalf of Transamerica Life Insurance Company ("Company") and Separate Account VUL-6 of Transamerica Life Insurance Company ("Separate Account"), I hereby certify that the forms of prospectus and statement of additional information dated October 1, 2008, and the form of supplement dated October 1, 2008, that would have been filed pursuant to paragraph (c) of Rule 497 would not have differed from those contained in the above-referenced initial registration statement on Form N-6 for the Separate Account. That initial registration statement was filed electronically with the Commission on October 1, 2008.

         Please call the undersigned at (727) 299-1635 if you have any questions or comments regarding this transmittal.




                                   Sincerely,

                                /s/Steven R. Shepard
                                Steven R. Shepard
                    Vice President, Division General Counsel
                              & Assistant Secretary